Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Other operating income - Other Incentives (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development incentives	€ 503	€ 392
Incentive refund period	5 years
Payroll tax rebates	€ 1,532	€ 717